Income Tax Expense - Reconciliation of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	¥ 1,140,183	$ 164,700	¥ 620,540	¥ 571,352
Income tax expense at 15%	171,027	24,705	93,081	85,703
Adjustments:
Non-deductible expenses	18,709	2,703	7,807	5,888
Tax-exempt income	(22,589)	(3,263)	(16,087)	(11,993)
Utilization of deferred tax benefits previously not recognized	(2,172)	(314)	(8,077)	(6,211)
Recognition of deferred tax benefits not previously recognized	0	0	(3,458)	0
Write off deferred tax benefits previously recognized	108,832	15,721	105,682	0
Deferred tax benefits not recognized	228,436	32,997	72,680	42,830
Tax credits for research and development expense	(119,475)	(17,258)	(114,006)	(85,372)
Tax rate differential	(105,265)	(15,206)	(42,633)	21,542
Under provision in respect of previous years	18,923	2,734	17,826	81,968
Withholding tax expense	33,256	4,804	15,665	14,872
Others	0	0	318	(731)
Consolidated income tax expense reported in the statement of profit or loss	¥ 329,682	$ 47,623	¥ 128,798	¥ 148,496